Related Party Disclosures	12 Months Ended
Dec. 31, 2022
Related Party Disclosures
Related Party Disclosures

30.Related Party Disclosures

The Group has no parent and no ultimate controlling party. Furthermore, the management holds shares.

	Shares (in thousand units)		Ownership Interest (%)
Function	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Key management	28,302	25,743	7.2%	9.1%
Other related parties	128,679	121,389	32.7%	42.7%
Total	156,981	147,132	39.9%	51.8%

2022 PIPE participation

Members of key management personnel and other related parties participated in the November 2022 2022 PIPE transaction described in note 21. The related parties contributed €15,461 thousand in exchange for 12,192,306 shares and 6,096,151 warrants, acquiring additional beneficial ownership of 3.1% based on outstanding shares after the transaction.

Subsidiaries

Interests in subsidiaries are set out in note 2.

Transactions with Key Management

Key management personnel have been defined as the members of the Board of Directors and Senior Leadership Team of Lilium.

The annual remuneration and related compensation costs recognized as expense during the reporting period is comprised of the following:

In € thousand	2022	2021[1]
Short-term employee benefits	4,657	3,607
Termination remuneration	52	619
Post-employment benefits	45	27
Share-based payment award remuneration	7,364	19,910
Success fees and JSOP	(4,568)	9,872
Total	7,550	34,035

[1] Certain amounts have been aggregated from prior years’ financial statements to conform to the current presentation.

During the year €320 thousand (2021: €72 thousand) were recognized as expense for cash remuneration of the board members of Lilium N.V.

Short-term benefits

Short-term benefits include salaries, bonuses and other benefits such as medical, death and disability coverage, company car and other usual facilities as applicable.

Share-based payment award remuneration

The share-based payment award remuneration represents the compensation cost of the equity-settled award schemes operated by Lilium during the period. Refer to note 22.

During the year, 3,557 thousand options (2021: 14,964 thousand options) were granted to key man-agement personnel. 1,872 thousand options (2021: no options) were exercised, 6,553 thousand options (2021: no options) were forfeited and 12,437 thousand options (2021: 19,204 thousand options) were held as of December 31, 2022 by key management personnel.

Success fees and JSOP

JSOP and bonus

Success fee remuneration includes the creation of the Joint Stock Ownership Plan (Stichting JSOP) and the bonus issued to one member of key management personnel, as described in notes 2 and 22.

The Stichting JSOP is a trust entity incorporated solely for the purpose of settling the transaction bonus to the member of key management personnel and is 100 % controlled by the Group. Under the JSOP arrangement, the Stichting JSOP held 879,691 Class A shares in the Group. As of December 31, 2021, these were recognized in treasury shares in the consolidated statement of financial position.

In December 2022, the recipient triggered the option to sell the shares, and Stichting JSOP sold all the Class A shares to third parties.

An income of €3,762 thousand (2021: €3,762 thousand expense) is recognized in General & Administrative expenses in relation to the JSOP and a credit of €673 thousand (2021: €1,676 thousand expense) in General & Administrative expenses in relation to the bonus. As of December 31, 2022 a share-based payment awards liability of nil (2021: €3,762 thousand) is recognized on the JSOP and €1,003 thousand (2021: €1,676 thousand) is recognized on the bonus.

Success fees and related arrangements

In November 2022, the success fee award for one member of key management personnel was replaced with a cash bonus agreement conditional on certain liquidity targets being met during the period which resulted in a payment in December 2022. Subsequently, in December 2022 the member signed a separation agreement with the Group and the liquidity bonus was terminated.

In November 2022, a success fee arrangement was cancelled upon the recipient leaving the employment of Lilium. A new arrangement was signed with an entity controlled by the former member of key management personnel shortly after cessation of employment, in which Lilium will pay a percentage of some future fundraising up to a cap of €9.3m ($9.9m). As of December 31, 2022 no conditions have been met for payment under the arrangement and no liability recorded.

During the year Lilium made cash payments of €2,457 thousand (2021: nil) in relation to success fees and related arrangements.

Other transactions with Key Management Personnel

The following transactions occurred with entities controlled or significantly influenced by members of key management personnel:

(in € thousand)	2022	2021[1]
Research and development expenses	17	14
General and administration expenses	—	96
Selling expenses	289	167
Finance income	7	—
Finance expenses	6	—
Purchase of property, plant and equipment	24	1

[1] Certain amounts have been aggregated from prior years’ financial statements to conform to the current presentation.

Lilium have committed to indemnification agreements for several of its directors and executive officers of the Group in relation to any possible claims, suits or proceedings arising from their service to Lilium.

As of December 31, 2022 the Group recognized €20 thousand (2021: €10 thousand) in current trade payables, €149 thousand (2021: €150 thousand) in non-current trade payables, and prepaid expenses of €1 thousand (2021: nil) in non-financial assets in relation to transactions with entities controlled or significantly influenced by members of key management personnel.

A member of key management personnel returned 950,000 Lilium N.V. Class B shares in exchange for 950,000 Class A shares in a series of transactions in 2022, described in note 21. No further consideration was paid under the transactions.

Transactions with other related parties

Excluding key management personnel, related parties include entities over which the Group has significant influence and entities that have significant influence over the Group. The following transactions occurred with other related parties:

(in € thousand)	2022	2021[1]
Convertible loans
Beginning of the year	—	99,235
Proceeds from convertible loans	—	1,007
Fair value changes of convertible loans	—	(6,337)
Interest expenses (not paid)	—	3,400
Subscribed capital	—	(7)
Contribution to capital reserves	—	(97,298)
End of the year	—	—

Azul Warrants	—	13,030
Research and development expenses	1,323	347

[1] Certain amounts have been aggregated from prior years’ financial statements to conform to the current presentation.

As of December 31, 2022 the Group recognized €1,226 thousand (2021: €45 thousand) in current trade payables in relation to transactions with other related parties.

As part of the Reorganization in 2021, Qell shares have been repurchased by the Group for no consideration from the Qell shareholders. Please see note 21 for additional information.

Convertible loans

During the year ended December 31, 2021, the convertible loan of €85,900 thousand were converted into 20,533,259 Lilium N.V. shares in March 2021 (retrospectively adjusted). In January 2021, the Group entered into another loan convertible to equity of €1,000 thousand with a significant shareholder which has been converted into 148,564 Lilium N.V. Class A shares in September 2021. No further convertible loan arrangements were entered into in 2022.

Investment in Joint Venture

In June 2021, Lilium closed a licensing agreement for the use of Ionblox’s intellectual property, to be paid as a royalty rate on battery capacity manufactured for the Lilium Jet. The licensing agreement stipulates a minimum fee to be paid from 2026 onward for use of Ionblox’s battery technology. In the same month, Lilium signed an amendment to an existing Development agreement with Ionblox, extending an exclusivity period for the use of Ionblox’s licensed technology.

During the year, Lilium has incurred Research and Development expenditure of €1,323 thousand (2021: €347 thousand) under the Development Agreement. As of December 31, 2022, a balance of €1,226 thousand (2021: €45 thousand) is held in Trade and other payables.

As at December 31, 2022, Lilium has a non-cancelable commitment of €7,702 thousand (2021: €7,946 thousand) on the Development agreement.

Strategic Commercial Collaboration

On July 31, 2021, Lilium executed a term sheet in which Lilium agreed to enter into negotiations with Azul to establish a strategic collaboration whereby Azul and Lilium will negotiate contracts to buy a certain number of Lilium Jets. As of the date these consolidated financial statements were approved, no contracts with respect to the acquisition of Lilium Jets or any other collaboration have been executed. Except for the Azul Warrants, the term sheet is legally non-binding. The term-sheet expired on December 31, 2022. The controlling shareholder of Azul is a member of key management personnel; therefore, Azul is a related party as of the date of the Reorganization. For further information on the warrants to Azul, please refer to notes 22 and 28.

Transactions with shareholders

Cloud subscription

In 2021, the Group entered into a non-cancelable purchase obligation for a cloud subscription with a shareholder (which provides advanced data analytics capability), including support services, updates and related professional services, for €42,433 thousand ($50,000 thousand) payable in increasing annual instalments over five years. This shareholder has no significant influence on Lilium.

In November 2022, the Group entered into a contract to increase the scope of services delivered by €4,558 thousand ($4,500 thousand), with a choice of settlement in either cash or Lilium N.V. Class A shares. In December 2022, the Group agreed to settle the balance by issuance of 3,101,523 Class A shares, to be paid out in January 2023 (see note 22).

In November 2022, the Group signed a further agreement with the provider that allows payment of €9,376 thousand ($10,000 thousand), due in March 2023, to be settled in either cash or Lilium N.V. Class A shares, at the discretion of Lilium. As of December 31, 2022, the Group had not yet committed to either choice.

During the year, €13,527 thousand (2021: €6,590 thousand) expenditure has been incurred under the contract in General and Administration expenses, including €4,558 thousand in relation to the November 2022 scope change to be settled by shares. As of December 31, 2022, the Group has nil prepayment (2021: €2,927 thousand) and recognized €8,315 thousand (2021: nil) in Other Capital Reserves in relation to the share-based payment awards.

As of December 31, 2022, the Group has remaining commitments of €26,894 thousand (2021: €34,015 thousand) on the contract.